ACQUISITION (10K) (Detail Textuals) $ in Thousands		12 Months Ended
	Jan. 15, 2016 USD ($) Customer Connection	Jun. 30, 2016 USD ($)
Business Acquisition [Line Items]
Cash paid for assets acquired from VendScreen		$ 5,625
Vendscreen, Inc
Business Acquisition [Line Items]
Cash paid for assets acquired from VendScreen	$ 5,625
Purchase price funding using cash	2,625
Purchase price from term loan	$ 3,000
Number of customers | Customer	150
Number of connections | Connection	6,000
Percentage of new customers of USAT	50.00%
Business combination net revenues contributed		1,200
Fair value of intangible assets	$ 885
Non recurring expenses incurred in connection with acquisition		$ 842
Vendscreen, Inc | Developed technology
Business Acquisition [Line Items]
Amortization period	5 years
Fair value of intangible assets	$ 639
Vendscreen, Inc | Customer relationships
Business Acquisition [Line Items]
Amortization period	10 years
Fair value of intangible assets	$ 149
Vendscreen, Inc | Non-compete agreements
Business Acquisition [Line Items]
Amortization period	2 years
Fair value of intangible assets	$ 2
Vendscreen, Inc | Brand
Business Acquisition [Line Items]
Amortization period	3 years
Fair value of intangible assets	$ 95